Accounting Policies, by Policy (Policies)	12 Months Ended
Oct. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation	Basis of Presentation The financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”).
Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries. Significant inter-company transactions have been eliminated in consolidation.

Going Concern and Management’s Plan	Going Concern and Management’s PlanThe accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the discharge of liabilities in the normal course of business for the foreseeable future. As of October 31, 2025, the Company had an accumulated deficit of $87,984,114 and loss from operations of $10,191,058.These conditions raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to reflect the possible future effect on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the outcome of these uncertainties. The Company commits its core competencies in the renewable energy sector with driving innovation. The Company enters into trade business with a focus on sales of new energy batteries including design, commissioned processing, transportation and packaging, sales of electrical equipment, mobile phone accessories and other products. In future, the Company will focus on sales and production of electric two wheelers, three wheelers and slow-speeding cars in Southeast Asia. Management believes that the actions presently being taken to obtain additional funding and implement its strategic plan provides the opportunity for the Company to continue as a going concern.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, and expenses. Actual results and outcomes may differ from management’s estimates and assumptions.

Functional and presentation currency

Functional and presentation currency

The functional currency of the Company is the currency of the primary economic environment in which the Company operates which is Chinese Yuan (“RMB”).

Transactions in currencies other than the entity’s functional currency are recorded at the rates of exchange prevailing on the date of the transaction. At the end of each reporting period, monetary items denominated in foreign currencies are translated at the rates prevailing at the end of the reporting periods. Exchange differences arising on the settlement of monetary items and on translation of monetary items at period-end are included in income statement of the period.

Discontinued operations

Discontinued operations

The Company has adopted ASC Topic 205 “Presentation of Financial Statements” Subtopic 20-45, in determining whether any of its business component(s) classified as held for sale, disposed of by sale or other than by sale is required to be reported in discontinued operations. In accordance with ASC Topic 205-20-45-1, a discontinued operation may include a component of an entity or a group of components of an entity, or a business or non-profit activity. A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when any of the following occurs: (1) the component of an entity or group of components of an entity meets the criteria to be classified as held for sale; (2) the component of an entity or group of components of an entity is disposed of by sale; (3) the component of an entity or group of components of an entity is disposed of other than by sale (for example, by abandonment or in a distribution to owners in a spinoff).

For the component disposed of other than by sale in accordance with paragraph 360-10-45-15, the Company adopted ASC Topic 205-20-45-3 and reported the results of operations of the discontinued operations, less applicable income tax expenses or benefits as a separate component in in the statement where net income (loss) is reported for current and all prior periods presented.

Cost of revenue

Cost of revenue

The Company’s cost for revenues of self-brand product consists primarily of the following:

●	material costs;
●	manufacturing and fulfillment costs of our products;
●	related expenses that are directly attributable to the production of products.

The Company procures raw materials and components from third-party suppliers and outsources manufacturing and order fulfillment activities to third parties. Product costs fluctuate based on raw material prices and negotiated contract manufacturing rates. Shipping costs for raw materials and components are borne by suppliers and contract manufacturers.

The Company offers product warranties ranging from zero to three years. At the time revenue is recognized, the Company records an estimate of expected warranty costs as a component of cost of revenue. The warranty obligation requires the Company to repair or replace defective products during the warranty period.

Segment reporting

Segment reporting

An operating segment is defined as a component of the Company (a public entity) that meets all of the following characteristics: (a) engages in business activities from which it may recognize revenues and incur expenses (including revenues and expenses from transactions with other components of the same entity); (b) has operating results regularly reviewed by the Company’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance; and (c) has discrete financial information available.

Operating segments are aggregated into reportable segments if they exhibit similar economic characteristics and meet the aggregation criteria under ASC 280, including similarities in the nature of products and services, production processes, type or class of customer, distribution methods, and regulatory environment. A segment is considered reportable if it meets any of the following quantitative thresholds: (i) its reported revenue (including external sales and intersegment sales/transfers) is 10% or more of the combined revenue of all operating segments; (ii) the absolute amount of its reported profit or loss is 10% or more of the greater (in absolute amount) of the combined profit of all profitable operating segments or the combined loss of all loss-making operating segments; (iii) its assets are 10% or more of the combined assets of all operating segments. Additionally, the total external revenue of all reportable segments must be at least 75% of the Company’s consolidated total external revenue; if not, additional operating segments are designated as reportable until this requirement is satisfied.

Impairment of long-lived assets

Impairment of long-lived assets

The Impairment or Disposal of Long-Lived Assets Subsections provide guidance for:

a. Recognition and measurement of the impairment of long-lived assets to be held and used

b. Measurement of long-lived assets to be disposed of by sale

c. Disclosures about the impairment or disposal of long-lived assets and disposals of individually significant components of an entity.

For the purpose of presenting these financial statements, the Company’s assets and liabilities are expressed in US$ at the exchange rate on the balance sheet date, stockholders’ equity accounts are translated at historical rates, and income and expense items are translated at the weighted average exchange rate during the period. The resulting translation adjustments are reported under accumulated other comprehensive income in the stockholders’ equity section of the balance sheets.

Exchange rate used for the translation as follows:

US$ to RMB

	Year End	Average
October 31, 2025	7.1169	7.2153
October 31, 2024	7.1178	7.1855
October 31, 2023	7.3171	7.0590

Fair Values of Financial Instruments

Fair Values of Financial Instruments

The Company adopted ASC 820 “Fair Value Measurements,” which defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosures requirements for fair value measures. Current assets and current liabilities qualified as financial instruments and management believes their carrying amounts are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization and if applicable, their current interest rate is equivalent to interest rates currently available.  The three levels are defined as follow:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.
●	Level 3 — inputs to the valuation methodology are unobservable and significant to the fair value.

As of the balance sheet date, the estimated fair values of the financial instruments approximated their fair values due to the short-term nature of these instruments. Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates the hierarchy disclosures each year.

Related parties	Related parties The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.
Cash and Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.
Accounts Receivable

Accounts Receivable

Accounts receivable are recorded at the net value less estimates for expected credit losses. Management regularly reviews outstanding accounts and provides an allowance for doubtful accounts. When collection of the original invoice amounts is no longer probable, the Company will either partially or fully write-off the balance against the allowance for credit loss.

Revenue Recognition

Revenue Recognition

The Company adopted ASC Topic 606 using the modified retrospective adoption method. Based on the requirements of ASC Topic 606, revenue is recognized when control of the promised goods or services is transferred to the customers in an amount that reflects the consideration the Company expects to be entitled to receive in exchange for those goods or services. Revenue is recognized when the following 5-step revenue recognition criteria are met:

1)	Identify the contract with a customer
2)	Identify the performance obligations in the contract
3)	Determine the transaction price
4)	Allocate the transaction price
5)	Recognize revenue when or as the entity satisfies a performance obligation

Revenue from product sales is recognized at the point in time control of the products is transferred, generally upon customer receipt based upon the contract terms. Shipping and handling activities are considered to be fulfillment activities rather than promised services and are not, therefore, considered to be separate performance obligations. The Company’s sales terms provide no right of return outside of a standard quality policy and has not experienced any sales returns. Payment terms for product sales are generally set at 30 to 90 days after the consideration becomes due and payable.

Revenue Disaggregation

	2025	2024

Proprietary Products	$13,452	$771,917
Resales of Sourced Equipment and Accessories from Third Party	2,869,286	628,222
Total Revenue	$2,882,738	$1,400,139

Advertising

Advertising

The Company expenses advertising costs as incurred and includes it in selling expenses. The Company recorded $nil, $nil and $77,915 of advertising and promotional expenses for the years ended October 31, 2025, 2024 and 2023, respectively.

Income Taxes

Income Taxes

Income taxes are provided in accordance with ASC No. 740, Accounting for Income Taxes.  A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and net operating loss carry-forwards. Deferred tax expense (benefit) results from the net change during the years of deferred tax assets and liabilities.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion of all of the deferred tax assets will be realized.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

A tax benefit from an uncertain tax position may be recognized only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities. The determination is based on the technical merits of the position and presumes that the relevant taxing authority that has full knowledge of all relevant information will examine each uncertain tax position. Although the Company believes the estimates are reasonable, no assurance can be given that the final outcome of these matters will not be different than what is reflected in the historical income tax provisions and accruals.

Earnings (loss) per share

Earnings (loss) per share

Basic income (loss) per share is computed by dividing net income (loss) attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted income (loss) per share is calculated by dividing net income (loss) attributable to the holders of ordinary shares as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. However, ordinary share equivalents are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded.

Property, Plant, and Equipment

Property, Plant, and Equipment

Property, plant, and equipment (“PP&E”) are stated at historical cost in accordance with ASC 360-10 “Property, Plant, and Equipment” of the FASB Accounting Standards Codification (“US GAAP”). Historical cost includes the purchase price, freight and handling costs, installation and testing fees, legal and title fees, and other directly attributable costs incurred to acquire and prepare the assets for their intended use. For qualifying assets constructed or developed by the company, historical cost also includes capitalized interest costs incurred during the construction period, which are capitalized as part of the asset’s carrying amount until the asset is substantially ready for its intended use.

Depreciation of PP&E is computed using the straight-line method over the estimated useful lives of the assets, which reflects the pattern in which the asset’s economic benefits are consumed. The estimated useful lives, residual values (generally set at 0-5% of historical cost), and depreciation methods are reviewed at least annually or whenever events or changes in circumstances indicate that the original estimates may no longer be appropriate. Any changes to these estimates are accounted for as a change in accounting estimate on a prospective basis. The estimated useful lives for major categories of PP&E are as follows:

Category	Estimated useful lives
Furniture & Fixtures	5 years
Vehicles	4 years
Office equipment and computers	3 years

Expenditures for maintenance and repairs that do not extend the useful life, improve the asset’s functionality, or increase its expected future economic benefits are expensed as incurred. Significant improvements, replacements, and upgrades that meet the capitalization criteria are capitalized to the PP&E carrying amount and depreciated over the remaining useful life of the modified asset (or the asset’s new useful life if the improvement extends the original useful life).

PP&E is reviewed for impairment whenever events or changes in circumstances (such as a significant decline in asset utilization, market value, or operating performance) indicate that the carrying amount of an asset group may not be recoverable. The recoverability test is performed by comparing the asset group’s undiscounted future cash flows to its carrying amount. If the undiscounted cash flows are less than the carrying amount, an impairment loss is recognized for the excess of the carrying amount over the asset group’s fair value. Fair value is determined based on market prices, third-party valuations, or discounted cash flow analyses, as appropriate.

Upon disposal, retirement, or abandonment of PP&E, the carrying amount of the asset (net of accumulated depreciation and any impairment losses) is derecognized, and any resulting gain or loss (calculated as the difference between the disposal proceeds and the net carrying amount) is recognized in “Other income (expense), net” in the consolidated statements of comprehensive income.

Lease

Lease

Operating lease right-of-use assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date. The lease term begins on the date that the Company takes possession under the lease, including the pre-opening period during construction (“Rent Holiday”). Since our leases do not provide an implicit rate, our operating lease liabilities are calculated using our estimated incremental borrowing rate based on the information available at commencement date. We elected the short-term lease recognition exemption for leases with a term of 12 months or less at inception. These leases are not recorded on our consolidated balance sheet and are expensed on a straight-line basis over the lease term. When determining the lease term, we include renewal or termination options that we are reasonably certain to exercise.

Digital Assets

Digital Assets

The Company accounts for Digital assets in accordance with ASC 350-60, Intangibles—Goodwill and Other—Digital Assets. Digital assets meeting all scope criteria of ASC 350-60-15-1 are measured at fair value on the acquisition date (contract inception date) in accordance with ASC 606-10-32-21, which requires measuring the estimated fair value of noncash consideration when the criteria in ASC 606-10-25-1 are met.

Subsequent to initial recognition, Digital assets are measured at fair value at each reporting period, with changes in fair value recognized in net income in accordance with ASC 350-60-35-1. Such fair value changes are presented separately from amortization or impairment of other intangible assets in the income statement.

The fair value of Digital assets is determined using quoted market prices from active exchanges. Transaction costs directly attributable to the acquisition of Digital assets are capitalized to the carrying amount of the Digital assets in accordance with ASC 350-30-30-1.

Estimate Expected Credit Losses

Estimate Expected Credit Losses

The Company employs a dual assessment framework to comprehensively evaluate the credit risk of all receivables, ensuring alignment with the core principle of “expected credit losses” under CECL.

Method One: Aging Portfolio Assessment

For a large volume of trade accounts receivable with similar credit risk characteristics, we primarily use the aging analysis method as a practical expedient for estimating expected credit losses. This method involves grouping receivables by days past due (age) and applying different loss rates to each age bracket.

Method Two: Individual Assessment (Applicable to Specific, Material Receivables)

For receivables that are unique in nature, material in amount, or possess credit risk characteristics significantly different from the regular trade receivables portfolio (e.g., deposits,receivables from specific customers in financial distress), we perform individual specific assessments. These assessments are based on the recyclability of the specific amount, the debtor’s specific credit condition, collateral value, etc.

Following the process above, the loss rate matrix approved by management for the 2025 year-end assessment is as follows:

Aging Bucket	Final Applicable Loss Rate (Lifetime)
0-90 Days	0%
90-180 Days	10%
180-360 Days	30%
360-540 Days	100%
540-720 Days	100%
Over 720 Days	100%

New Accounting Pronouncements

New Accounting Pronouncements

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (“Topic 326”). This ASU provides a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset in developing reasonable and supportable forecasts as part of estimating expected credit losses. For public business entities, ASU 2025-05 will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. The guidance will be applied on a prospective basis. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Company is currently evaluating the impact of adopting the standard.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.

Besides the above, the Company’s management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted would have a material effect on the consolidated financial statements.